SHARE INCENTIVE PLAN (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2013 Stock option	Dec. 31, 2012 Stock option	Dec. 31, 2011 Stock option	Dec. 31, 2010 Stock option	Dec. 31, 2013 Stock option Vesting based on performance conditions Minimum	Dec. 31, 2013 Stock option Vesting based on performance conditions Maximum	Dec. 31, 2013 Restricted shares	Dec. 31, 2012 Restricted shares	Dec. 31, 2011 Restricted shares
SHARE INCENTIVE PLAN
Ordinary shares reserved				8,000,000	7,000,000	7,000,000
Share incentive plan
Restricted shares granted													1,036,500	154,926	84,000
Contractual term							10 years
Percentage of awards vesting after first year of service							25.00%
Remaining period, after first year of service, over which the awards will vest ratably							36 months						36 months
Performance period											9 months	48 months
Granted (in shares)							0	0	0
Number of shares
Outstanding at the beginning of the period (in shares)	1,555,353		1,418,420				1,488,696	1,555,353	1,771,824
Exercised (in shares)	(39,100)						0	(39,100)	(88,334)
Forfeited (in shares)							(70,276)	(27,557)	(128,137)
Outstanding at the end of the period (in shares)	1,488,696	1,555,353	1,418,420				1,418,420	1,488,696	1,555,353	1,771,824
Exercisable at the end of the period (in shares)							1,411,260
Vested or expected to vest at the end of the period (in shares)							1,411,260
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)							$ 4.22	$ 4.55	$ 4.13
Exercised (in dollars per share)							$ 0.00	$ 1.00	$ 1.05
Forfeited (in dollars per share)							$ 5.10	$ 5.31	$ 6.06
Outstanding at the end of the period (in dollars per share)							$ 4.01	$ 4.22	$ 4.55	$ 4.13
Exercisable at the end of the period (in dollars per share)							$ 4.40
Vested or expected to vest at the end of the period (in dollars per share)							$ 4.40
Weighted average remaining contractual life
Outstanding at the end of the period							4 years 2 months 12 days	5 years 3 months 11 days	6 years 3 months 18 days	7 years 4 months 2 days
Exercisable at the end of the period							4 years 2 months 16 days
Vested or expected to vest at the end of the period							4 years 2 months 16 days
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)							$ 1.46	$ 1.33	$ 1.45
Exercised (in dollars per share)								$ 0.21	$ 0.18
Forfeited (in dollars per share)							$ 2.25	$ 3.60	$ 3.92
Outstanding at the end of the period (in dollars per share)							$ 1.33	$ 1.46	$ 1.33	$ 1.45
Options additional disclosure
Proceeds from exercise of stock options by the employees (in dollars)	$ 39,000	$ 92,840					$ 0	$ 39,000	$ 92,840
Aggregate intrinsic value of Options outstanding (in dollars)							0
Aggregate intrinsic value of Options exercisable (in dollars)							0
Aggregate intrinsic value of Options vested or expected to vest (in dollars)							0
Aggregate intrinsic value of Options exercised (in dollars)								$ 78,216	$ 230,732